Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of other comprehensive income
Revenue	$ 438,961	$ 446,943	$ 424,105
Costs of services provided	(288,715)	(297,733)	(276,300)
Gross profit	150,246	149,210	147,805
Selling expenses	(39,007)	(34,760)	(31,789)
General and administrative expenses	(53,569)	(58,271)	(61,322)
Impairment losses on accounts receivable and contract assets	(2,610)	(305)	(18)
Other income (expenses) net	531	1,092	(1,628)
Operating expenses net	(94,655)	(92,244)	(94,757)
Operating profit before net finance costs and income tax expense	55,591	56,966	53,048
Finance income	15,001	15,092	34,001
Finance costs	(26,823)	(30,359)	(48,226)
Net finance costs	(11,822)	(15,267)	(14,225)
Profit before income tax	43,769	41,699	38,823
Income tax expense
Current	(9,658)	(6,892)	(11,314)
Deferred	(4,617)	(8,444)	(8,802)
Total income tax expense	(14,275)	(15,336)	(20,116)
Profit for the year	29,494	26,363	18,707
Profit attributable to:
Controlling shareholders	29,494	26,363	18,707
Profit for the year	$ 29,494	$ 26,363	$ 18,707
Earnings per share
Earnings per share – basic (in US$)	$ 0.22	$ 0.19	$ 0.14
Earnings per share – diluted (in US$)	$ 0.22	$ 0.19	$ 0.14